Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets:
Cash	$ 29,564,975	$ 13,189,066
Restricted cash	279,093	0
Accounts receivable, net	783,066	276,750
Investments, short-term	1,155,372
Prepaid expenses	542,110	70,484
Total Current Assets	32,324,616	13,536,300
Property and Equipment, net	5,577,680	4,243,739
Other Assets:
Goodwill	17,214,883	4,378,664
Intangible assets, net	3,545,328	969,265
Investments	1,286,094
Investments in unconsolidated affiliates	871,918	657,528
Funds held as collateral assets	1,638,612
Deposit on business acquisition	2,950,000
Other	243,099
Total Other Assets	27,749,934	6,005,457
Total Assets	65,652,230	23,785,496
Current Liabilities:
Accounts payable and accrued expenses	465,898	152,672
Accounts payable, stockholder		2,721
Notes payable, stockholders	0	100,000
Accrued interest, stockholders		4,384
Funds held as collateral	1,638,612
Unearned premiums and deferred revenue	1,102,734	30,204
Total Current Liabilities	3,207,244	289,981
Long-term Liabilities:
Long-term payable for acquisition	126,500
Deferred tax liability	129,000
Total Liabilities	3,462,744	289,981
Stockholders' Equity:
Preferred stock, $.001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding
Additional paid-in capital	66,925,766	25,062,544
Accumulated deficit	(4,743,177)	(1,569,802)
Total Stockholders' Equity	62,189,486	23,495,515
Total Liabilities and Stockholders' Equity	65,652,230	23,785,496
Common Stock
Stockholders' Equity:
Common stock, $.001 par value	5,841	1,717
Common Class A
Stockholders' Equity:
Common stock, $.001 par value	$ 1,056	$ 1,056